Share-based Compensation	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation
Share‑based Compensation
Class B/B-1 Awards

Vencore issued membership interests to members of management from an LLC holding company in two stock based compensation plans. The two plans are the Class B and Class B-1 shares. Vencore determined that the plans should be liability classified based on the facts and circumstances noted below.

In accordance with ASC 718-10-15-4, as the interests were granted by the holding company, two levels above the reporting entity, the instruments that fall within the scope of ASC 718 should be accounted for by the company as stock-based compensation, and should be recorded as compensation cost and a corresponding liability in the company’s financial statements.

Total Class B/B‑1 Membership Interests authorized for issuance represent up to 7.4% of the aggregate Membership Interests in The SI Organization Holdings LLC. The Class B/B‑1 Membership Interests are subject to a vesting schedule, under which vesting occurs in increments of 20% on each annual anniversary of the initial grant date. Ownership with respect to the Class B/B‑1 Membership Interests becomes fully vested on the fifth anniversary of the initial grant date. Any unvested portion of Class B/B‑1 Membership Interests reverts to The SI Organization Holdings LLC in the event of forfeiture or reduction in accordance with the terms of the amended and restated limited liability company operating agreement of The SI Organization Holdings LLC. The Class B and B-1 shares are also subject to a performance condition which will be satisfied upon a change in control, upon which all awards will be fully vested. For awards that are subject to a performance condition, compensation cost will not be accrued unless it is probable that the performance condition will be achieved. Vencore has deemed that the likelihood of the occurrence of an event that results in a change in control is remote and therefore has not accrued nor recorded any compensation cost relating to the Class B and B-1 shares.

Class B/B‑1 Membership Interests have no exercise price and are not subject to expiration. Pursuant to the terms of the amended and restated limited liability company operating agreement of The SI Organization Holdings LLC, the holders of Class B/B‑1 Membership Interests are entitled to receive their respective proportional interest of all distributions made by The SI Organization Holdings LLC, provided the holders of Class A Membership Interests have received an 8.0% per annum rate of return on their invested capital. During 2015, certain members of the Company’s management were granted Class B‑1 Membership Interests in The SI Organization Holdings LLC. At December 31, 2016 and 2017, the aggregate outstanding individual grants of Class B/B‑1 Membership Interests represented approximately 5.55% of the Membership Interests in The SI Organization Holdings LLC. The holders of the Class B and B-1 shares may retain ownership upon termination of employment but the ownership is not transferrable except upon death of the holder.

As of December 31, 2015, 2016 and 2017, the non‑vested portion of Class B/B‑1 membership interests represented 46%, 25%, and 29%, respectively. As of March 30, 2018, the non-vested portion of Class B/B-1 membership interest represents 28%.

Incentive Bonus Awards

As of December 31, 2016 Vencore had share‑based compensation awards outstanding under the 2010 Incentive Bonus Plan, pursuant to The SI Organization Holdings LLC’s limited liability company agreement. Management has concluded that the incentive bonus awards are cash settled but based on the value of equity of the entity and therefore should be classified as liability share-based payment awards for purposes of accounting for stock based compensation under the guidance in ASC 718.

Under the terms of Vencore’s Incentive Bonus Plan, phantom equity awards are granted to employees, directors and consultants. These awards are subject to a vesting schedule, under which vesting occurs in increments of 20% on each annual anniversary of the initial grant date. The awards vest ratably over a 5 year period beginning on the employees’ hire date; however, vesting is accelerated upon a change in control. Ownership with respect to the phantom equity awards becomes fully vested on the fifth anniversary of the initial grant date. In March of 2016 and August 2017, certain members of the Vencore’s management were granted phantom equity awards and at December 31, 2016 and 2017, the aggregate outstanding individual grants of phantom equity awards were equivalent to approximately 0.62% and 1.85% of Class B‑1 Membership Interests in The SI Organization Holdings LLC, respectively.

Vencore recorded compensation expense (income) of $4.0 million, ($0.2) million, $3.6 million, $0.2 million and $0.3 million for the years ended December 31, 2015, 2016, 2017 and three months ended March 31, 2017 and March 30, 2018, respectively. We recorded the corresponding liability of $6.6 million, $10.2 million and $10.5 million in accrued compensation and benefits as of December 31, 2016, 2017, and three months ended March 30, 2018, respectively, on our combined balance sheets. The fair value of the awards as of December 31, 2016, 2017 and March 30, 2018 was $8.2 million, $13.6 million and $10.5 million, respectively. There were awards forfeited in 2016 and 2017, but these forfeitures have no impact on the total liability. The compensation expense related to the Membership Interests is not deductible for tax purposes.

Keypoint also has an equity based awards program. These awards are an interest percentage and allow the recipient to participate in the appreciation over the valuation of Keypoint specified in the employees’ grant letter multiplied by the recipient’s interest percentage.  The recipient has no right to any payment other than upon a change in control. Since a change in control of Keypoint (i.e., a liquidity event) is one of the conditions to vesting of the awards, no compensation expense is recognized on these units until occurrence of the liquidity event. Upon the occurrence of a change in control, Keypoint will revalue the awards and will recognize expense for them at that time. Keypoint has evaluated the awards and deemed them to be a liability classified with no fair value recorded as of December 31, 2016 and 2017 and as of March 30, 2018.